Federated Emerging Market Debt Fund
A Portfolio of Federated World Investment Series, Inc.
CLASS A SHARES (TICKER IHIAX)
CLASS C SHARES (TICKER IHICX)
INSTITUTIONAL SHARES (TICKER EMDIX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED JANUARY 31, 2019
The Board of Directors of Federated Emerging Markets Debt Fund (the “Fund”) has approved the addition of Federated Investors (UK) LLP as sub-adviser to the Fund, effective July 26, 2019. Federated Investment Management Company will continue to serve as investment adviser to the Fund and Ihab L. Salib and Jason C. DeVito, employees of Federated Investment Management Company, will continue to serve in their capacity as portfolio managers to the Fund. Mohammed Elmi, an employee of Federated Investors (UK) LLP, will be added as a portfolio manager. Messrs. Salib, DeVito and Elmi will be jointly and primarily responsible for the day-to-day management of the Fund.
Under the section entitled “Fund Summary Information” please replace the sub-section entitled “Fund Management” in its entirety with the following:
“The Fund's Investment Adviser is Federated Investment Management Company (FIMCO). The Fund's Sub-Adviser is Federated Investors (UK) LLP (Fed UK).
FIMCO
Ihab L. Salib, Senior Portfolio Manager, has been the Fund's portfolio manager since May of 2013.
Jason C. DeVito, CFA, has been the Fund's portfolio manager since January of 2018.
Fed UK
Mohammed Elmi, CFA, has been the Fund's portfolio manager since July of 2019.”
July 26, 2019
Federated Emerging Market Debt Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454782 (7/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Federated Emerging Market Debt Fund
A Portfolio of Federated World Investment Series, Inc.
CLASS A SHARES (TICKER IHIAX)
CLASS C SHARES (TICKER IHICX)
INSTITUTIONAL SHARES (TICKER EMDIX)

SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 2019
The Board of Directors of Federated Emerging Markets Debt Fund (the “Fund”) has approved the addition of Federated Investors (UK) LLP as sub-adviser to the Fund, effective July 26, 2019. Federated Investment Management Company will continue to serve as investment adviser to the Fund and Ihab L. Salib and Jason C. DeVito, employees of Federated Investment Management Company, will continue to serve in their capacity as portfolio managers to the Fund. Mohammed Elmi, an employee of Federated Investors (UK) LLP, will be added as a portfolio manager. Messrs. Salib, DeVito, and Elmi will be jointly and primarily responsible for the day-to-day management of the Fund.
1. Under the section entitled “Fund Summary Information” please replace the sub-section entitled “Fund Management” in its entirety with the following:
“The Fund's Investment Adviser is Federated Investment Management Company (FIMCO). The Fund's Sub-Adviser is Federated Investors (UK) LLP (Fed UK).
FIMCO
Ihab L. Salib, Senior Portfolio Manager, has been the Fund's portfolio manager since May of 2013.
Jason C. DeVito, CFA, has been the Fund's portfolio manager since January of 2018.
Fed UK
Mohammed Elmi, CFA, has been the Fund's portfolio manager since July of 2019.”
2. Please replace the section entitled “WHO MANAGES THE FUND?” in its entirety with the following:
“INVESTMENT ADVISER
The Board governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company (FIMCO). The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.
The Adviser, Sub-Adviser and other subsidiaries of Federated advise approximately 102 equity, fixed-income and money market mutual funds as well as a variety of other pooled investment vehicles, private investment companies and customized separately managed accounts (including non-U.S./offshore funds) which totaled approximately $459.9 billion in assets as of December 31, 2018. Federated was established in 1955 and is one of the largest investment managers in the United States with nearly 1,900 employees. Federated provides investment products to approximately 9,500 investment professionals and institutions.
The Adviser advises approximately 76 fixed-income and money market mutual funds (including sub-advised funds) and private investment companies, which totaled approximately $264.8 billion in assets as of December 31, 2018.
The Adviser has delegated daily management of some or all of the Fund assets to the Sub-Adviser, Federated Investors (UK) LLP (Fed UK). The Sub-Adviser is paid by the Adviser and not by the Fund, based on the portion of securities the Sub-Adviser manages. The Sub-Adviser's address is 150 Cheapside, London EC2V 6ET, United Kingdom.
THE SUB-ADVISER
Under the supervision of the Adviser and oversight by the Board and pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser, Federated Investors (UK) LLP, will act as sub-investment adviser to the Fund. The Sub-Adviser will have day-to-day portfolio management responsibilities of the Fund.

Federated Investors (UK) LLP, a limited liability partnership incorporated in England and Wales, is a wholly owned London based subsidiary of Federated Investors, Inc., and is authorized and regulated by the U.K. Financial Conduct Authority to provide investment management services. The Sub-Adviser is also registered as an investment adviser with the SEC. The Sub-Adviser currently has 10 employees and approximately $7.0 billion in assets under management. The Sub-Adviser's assets under management are currently comprised primarily of European-registered money market funds, and its client base is principally U.K.- and European-based institutional investors and governmental entities.”
3. Please replace the section entitled “PORTFOLIO MANAGEMENT INFORMATION” in its entirety with the following:
“FIMCO
Ihab Salib
Ihab L. Salib, Senior Portfolio Manager, has been the Fund's portfolio manager since May of 2013.
Mr. Salib is a Senior Portfolio Manager, Head of the International Fixed Income Group and Chairman of the Currency Management Committee. He is responsible for day to day management of the Fund focusing on asset allocation, interest rate strategy and security selection. He has been with Federated since 1999; has worked in investment management since 1992; has managed investment portfolios since 2002. Education: B.A., State University of New York at Stony Brook.
Jason C. DeVito
Jason C. DeVito, CFA, has been the Fund's portfolio manager since January of 2018.
Mr. DeVito is responsible for day to day management of the Fund focusing on asset allocation, interest rate strategy and security selection. He has been with Federated since 2002; has worked in investment management since 2002; has managed investment portfolios since 2015. Education; B.B.A., University of Notre Dame; M.B.A., Carnegie Mellon University.
Fed UK
Mohammed Elmi
Mohammed Elmi, CFA, has been the Fund's portfolio manager since July of 2019.
Mr. Elmi is responsible for day-to-day management of the Fund focusing on asset allocation, interest rate strategy and security selection. He has been with Federated since 2013; has worked in investment management since 2000; has managed investment portfolios since 2016. Education; B.Sc., M.Sc., University of London.”
July 26, 2019
Federated Emerging Market Debt Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454782 (7/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Federated Emerging Market Debt Fund
A Portfolio of Federated World Investment Series, Inc.
CLASS A SHARES (TICKER IHIAX)
CLASS C SHARES (TICKER IHICX)
INSTITUTIONAL SHARES (TICKER EMDIX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2019
The Board of Directors of Federated Emerging Markets Debt Fund (the “Fund”) has approved the addition of Federated Investors (UK) LLP as sub-adviser to the Fund, effective July 26, 2019. Federated Investment Management Company will continue to serve as investment adviser to the Fund and Ihab L. Salib and Jason C. DeVito, employees of Federated Investment Management Company, will continue to serve in their capacity as portfolio managers to the Fund. Mohammed Elmi, an employee of Federated Investors (UK) LLP, will be added as a portfolio manager. Messrs. Salib, DeVito and Elmi will be jointly and primarily responsible for the day-to-day management of the Fund.
1.	Under the heading entitled “HOW IS THE FUND ORGANIZED?” please delete the final sentence and replace with the following:
“The Fund's investment adviser is Federated Investment Management Company (the “Adviser” or “FIMCO”). The Fund's sub-adviser is Federated Investors (UK) LLP (the “Sub-Adviser” or “Fed UK”).”
2.	Under the heading entitled “Who Manages and Provides Services to the Fund?” please add the following under the sub-heading “Portfolio Manager information” above the table titled “Ihab Salib, Portfolio Manager”:
“FIMCO”
3.	Under the heading entitled “Who Manages and Provides Services to the Fund?,” please add the following under the sub-heading “Portfolio Manager Information”:
“The following information is provided as of May 31, 2019.
Fed UK
Mohammed H. Elmi, Portfolio Manager
Types of Accounts Managed by Mohammed H. Elmi	Total Number of Additional Accounts Managed/Total Assets*
Registered Investment Companies	0/$0
Other Pooled Investment Vehicles	0/$0
Other Accounts	0/$0
*    None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.
Mohammed H. Elmi is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and may also include a discretionary component based on a variety of factors deemed relevant, such as financial measures and performance. The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.
IPP is measured on a rolling one, three and five calendar year pre-tax gross total return basis versus the Fund's benchmark (i.e., Equally weighted J.P. Morgan Emerging Markets Bond Index Global / J.P. Morgan Corporate Emerging Markets Bond Index / J.P. Morgan Government Bond Index-Emerging Markets-Unhedged) and versus the Fund's designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.

Mr. Elmi provides research and analytical support for other accounts in addition to the Fund. Such other accounts may have different benchmarks and performance measures. The allocation or weighting given to the performance of the Fund or other accounts for which Mr. Elmi is responsible when his compensation is calculated may be equal or can vary.
For purposes of calculating the annual incentive amount, each account managed by the portfolio manager currently is categorized into one of three IPP groups (which may be adjusted periodically). Within each performance measurement period and IPP group, IPP currently is calculated on the basis of an assigned weighting to each account managed by the portfolio manager and included in the IPP groups. At the account level, the weighting assigned to the Fund is greater than or equal to the weighting assigned to certain other accounts, used to determine IPP (but can be adjusted periodically). Additionally, a portion of Mr. Elmi's IPP score is based on the performance of the accounts for which he provides research and analytic support. A portion of the bonus tied to the IPP score may be adjusted based on management's assessment of overall contributions to account performance and any other factors as deemed relevant.
Any individual allocations from the discretionary pool may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).”
4.	Under the “Addresses” section, please add the following after the “Investment Adviser” content:
“Sub-Adviser
Federated Investors (UK) LLP
150 Cheapside
London EC2V 6ET
United Kingdom”
July 26, 2019
Federated Emerging Market Debt Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454781 (7/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.